Intangible Assets, Net	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 9 – Intangible assets, net

Intangible assets consist of the following:

	June 30, 2021	June 30, 2020
Copyrights of online education academy courses	$14,453,243	$-
Less: Accumulated amortization	(2,180,917)	-
Intangible assets, net	$12,272,326	$-

Amortization expense was $2,180,917, $0 and $0 for the years ended June 30, 2021, 2020 and 2019, respectively.